Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		$ 2,028	$ 2,024	$ 2,006
Additions (disposals), net	[1]	4	81	157
Impairment losses (note 2)		(194)		(9)
Business combinations (note 5.1)		7
Reclassifications (notes 5.2 and 13)			(2)	(11)
Amortization for the period		(130)	(124)	(106)
Foreign currency translation effects		31	49	(13)
Balance at the end of period		1,746	2,028	2,024
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		1,590	1,622
Additions (disposals), net	[1]	(33)	(26)
Impairment losses (note 2)		(181)
Amortization for the period		(21)	(8)
Foreign currency translation effects		3	2
Balance at the end of period		1,358	1,590	1,622
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		24	24
Additions (disposals), net	[1]		(6)
Business combinations (note 5.1)		2
Amortization for the period		(2)	(1)
Foreign currency translation effects		0	7
Balance at the end of period		24	24	24
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		43	37
Additions (disposals), net	[1]		5
Amortization for the period		(1)	(1)
Foreign currency translation effects		1	2
Balance at the end of period		43	43	37
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	[1]	371	341
Additions (disposals), net	[1]	37	108
Impairment losses (note 2)	[1]	(13)
Business combinations (note 5.1)	[1]	5
Reclassifications (notes 5.2 and 13)	[1]		(2)
Amortization for the period	[1]	(106)	(114)
Foreign currency translation effects	[1]	27	38
Balance at the end of period	[1]	$ 321	$ 371	$ 341

[1]	In 2020 and 2019, “Others” includes the carrying amount of internal-use software of $213 and $253, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses amounted to $40 in 2020, $102 in 2019 and $133 in 2018.